Investment in Unconsolidated Subsidiaries	12 Months Ended
Dec. 31, 2012
Investment in Unconsolidated Subsidiaries [Abstract]
INVESTMENT IN UNCONSOLIDATED SUBSIDIARIES

4. INVESTMENT IN UNCONSOLIDATED SUBSIDIARIES

Summarized financial information of the Company’s investment in unconsolidated subsidiaries is presented below (in thousands):

	As of December 31,
	2012	2011
Total assets (1)	$35,192	$113,435
Total liabilities (1)	25,250	78,570

	For the year ended December 31,
	2012	2011	2010
Total revenues	$159,356	$121,452	$67,470
Net income	58,565	42,905	22,385

(1)	Excludes the financial information of BBAM LP as of December 31, 2012. The Company sold its interest in BBAM LP on December 28, 2012.

Investment in BBAM LP

On April 29, 2010, the Company through its wholly-owned subsidiary, Fly-BBAM, purchased a 15% interest in BBAM LP, a privately-held aircraft leasing and management business for $8.75 million. BBAM provides management and administrative services to Fly, including servicing of its aircraft portfolio. On December 28, 2012, the Company sold its 15% interest in BBAM LP to Onex for $49.5 million and recognized a gain of $36.9 million.

For the years ended December 31, 2012, 2011 and 2010, the Company recognized $7.8 million, $5.4 million and $2.9 million, respectively, in equity earnings from its investment in BBAM LP. The Company amortized the difference between the cost of its initial investment and its share of underlying equity in the net assets of BBAM LP against its equity earnings from BBAM LP. The Company received distributions totaling $6.0 million and $5.0 million during the years ended December 31, 2012 and 2011, respectively.

Investment in Fly-Z/C LP

On February 9, 2011, the Company made a $16.4 million investment for a 57.4% limited partnership interest in Fly-Z/C LP, a joint venture that was formed for the purpose of acquiring, financing and eventually selling four commercial jet aircraft. Summit has a 10.2% interest in the joint venture and the limited partners appointed a subsidiary of BBAM LP as the general partner of the joint venture. During the year ended December 31, 2012, the Company recognized equity earnings of $1.6 million and received distributions of $0.5 million. During the year ended December 31, 2011, the Company recognized equity earnings of $0.3 million and received distributions of $23.2 million, of which $22.2 million was received in connection with the completion of a $40.0 million debt financing by the joint venture.